                                           ------------------------
                                           FARM BUREAU MUTUAL FUNDS


-------------------------------------------------------------------------------




                                 FBL MONEY
                                 MARKET FUND, INC.


                                           SEMI-ANNUAL REPORT
                                           JANUARY 31, 1998


                                           INVESTMENT MANAGER AND
                                           PRINCIPAL UNDERWRITER

                                           FBL INVESTMENT ADVISORY
                                           SERVICES, INC.

                                           5400 UNIVERSITY AVENUE
                                           WEST DES MOINES, IA  50266

                                           1-800-247-4170 (OUTSIDE IOWA)
                                           1-800-422-3175 (IN IOWA)
                                                 225-5586 (DES MOINES)


                                           THIS REPORT IS NOT TO BE DISTRIBUTED
                                           UNLESS PRECEDED OR ACCOMPANIED BY
                                           A PROSPECTUS.



[FARM BUREAU FINANCIAL SERVICES LOGO]
 FARM BUREAU MUTUAL FUND
 5400 UNIVERSITY AVENUE
 WEST DES MOINES, IOWA  50266
 737-127(98)

PRESIDENT'S LETTER

Dear Shareholder:

     Currently, the Federal Funds Rate is 5.50%, which is the level the Federal Open Market Committee (FOMC) raised it to in March, 1997, in order to adhere to their goal of containing inflation. The FOMC saw a very strong labor market and high capacity utilization, which they feared would develop into 'cost push' inflation. However, as the year progressed it appeared productivity was a key factor in keeping costs and price increases down. In fact, for the period ended January, 1998, the Consumer Price Index measured inflation of 1.60%. The Federal Reserve (Fed) policy of "wait and see" appeared to be the right course of action.

     In October, the Asian crisis developed and carried over into the U.S. markets. With major problems overseas the U.S. markets were a "flight to quality" play and Treasury yields dropped as foreigners bought Treasuries. Should the Fed lower the Federal Funds Rate because of the lack of inflation, or should they remain "as is" in order to stabilize all markets? There was an incredible amount of deflation of assets as a result of the Asian crisis, and current interest rates may only serve to accelerate the situation. What will the effect be from the Asian economy being in dire straits? Because the United States participates in global markets will it affect the U.S. economy and throw us into an economic slowdown?

     Some investors are able to withstand choppy seas and high turbulence in their portfolio holdings. Others find it easier to sell and wait for trouble to pass. Whatever your risk tolerance, a money market fund can provide stability and liquidity to any investment portfolio.

                                          Edward M. Wiederstein
                                          EDWARD M. WIEDERSTEIN
                                          PRESIDENT

March 13, 1998

FBL MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998
(UNAUDITED)

ASSETS
Investments in securities, at value (equivalent to amortized cost).....................................................  $23,330,773
Cash........................................................      517,014
Accrued interest receivable.................................       38,062
Other receivables...........................................           69
                                                              -----------
Total Assets................................................  $23,885,918
                                                              ===========
LIABILITIES AND NET ASSETS
Liabilities:
  Accrued expenses..........................................  $   647,335
                                                              -----------
Total Liabilities...........................................      647,335
Net assets applicable to 23,238,583 shares of capital stock
  outstanding...............................................   23,238,583
                                                              -----------
Total Liabilities and Net Assets............................  $23,885,918
                                                              ===========
NET ASSET VALUE PER SHARE...................................  $      1.00
                                                              ===========

See accompanying notes.

FBL MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1998
(UNAUDITED)

INVESTMENT INCOME
Interest....................................................       $706,285
EXPENSES
Paid to FBL Investment Advisory Services, Inc.:
  Investment advisory and management fees...................         31,768
  Shareholder service, transfer and dividend disbursing
     agent fees.............................................         56,675
  Accounting fees...........................................          6,354
Custodian fees..............................................         32,779
Legal fees..................................................          7,366
Directors' fees and expenses................................          2,106
Reports to shareholders.....................................          3,715
Registration fees...........................................          5,045
Miscellaneous...............................................         23,660
                                                                   --------
Total Expenses..............................................        169,468
                                                                   --------
Net Increase in Net Assets Resulting from Operations........       $536,817
                                                                   ========

See accompanying notes.

FBL MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS
                                                                 ENDED
                                                              JANUARY 31,
                                                                 1998            YEAR ENDED
                                                              (UNAUDITED)       JULY 31, 1997
                                                              -----------       -------------
OPERATIONS
Net investment income.......................................  $   536,817        $   945,941
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income.......................................     (536,817)          (945,941)
                                                              -----------        -----------
                                                                  -0-               -0-
CAPITAL SHARE TRANSACTIONS..................................      184,855         (1,520,218)
                                                              -----------        -----------
Total Increase (Decrease) in Net Assets.....................      184,855         (1,520,218)
NET ASSETS
Beginning of period.........................................   23,053,728         24,573,946
                                                              -----------        -----------
End of period...............................................  $23,238,583        $23,053,728
                                                              ===========        ===========

See accompanying notes.

FBL MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 1998
(UNAUDITED)

                                                      ANNUALIZED
                                                       YIELD ON
                                                       PURCHASE       PRINCIPAL
                                                         DATE           AMOUNT           VALUE
                                                      ----------      ----------      -----------
COMMERCIAL PAPER (26.14%)
  NONDEPOSITORY INSTITUTIONS
  Ford Motor Credit Corp., 5.47%, due 2/13/98.......    5.446%        $1,250,000      $ 1,250,000
  General Electric Capital Corp., 5.59%, due
     2/25/98........................................    5.594          1,000,000        1,000,000
  IBM Credit Corp., 5.46%, due 3/10/98..............    5.464          1,225,000        1,225,000
  John Deere Capital Corp., 5.44%, due 3/03/98......    5.441          1,250,000        1,250,000
  Norwest Financial, Inc., 5.74%, due 2/02/98.......    5.784          1,350,000        1,350,000
                                                                                      -----------
Total Commercial Paper..............................                                    6,075,000
UNITED STATES GOVERNMENT AGENCIES (74.26%)
  Federal Home Loan Bank, due 2/11/98...............    5.768          1,400,000        1,397,571
  Federal Home Loan Bank, due 3/18/98...............    5.434          1,300,000        1,291,157
  Federal Home Loan Mortgage Corp., due 2/04/98.....    5.440          1,200,000        1,199,285
  Federal Home Loan Mortgage Corp., due 2/20/98.....    5.752            700,000          697,801
  Federal Home Loan Mortgage Corp., due 2/27/98.....    5.498          1,325,000        1,319,634
  Federal Home Loan Mortgage Corp., due 3/09/98.....    5.463          2,075,000        2,063,572
  Federal Home Loan Mortgage Corp., due 3/16/98.....    5.472            350,000          347,706
  Federal Home Loan Mortgage Corp., due 3/20/98.....    5.471            675,000          670,178
  Federal National Mortgage Assoc., due 2/10/98.....    5.461          1,550,000        1,547,684
  Federal National Mortgage Assoc., due 2/18/98.....    5.753          1,675,000        1,670,261
  Federal National Mortgage Assoc., due 3/05/98.....    5.464          1,300,000        1,293,656
  Federal National Mortgage Assoc., due 4/08/98.....    5.465          1,500,000        1,485,103
  Federal National Mortgage Assoc., due 4/17/98.....    5.469            500,000          494,371
  Federal National Mortgage Assoc., due 4/24/98.....    5.493          1,800,000        1,777,794
                                                                                      -----------
Total United States Government Agencies.............                                   17,255,773
                                                                                      -----------
Total Investments (100.40%).........................                                   23,330,773
OTHER ASSETS LESS LIABILITIES (-0.40%)
  Cash and receivables, less liabilities............                                      (92,190)
                                                                                      -----------
Total Net Assets (100.00%)..........................                                  $23,238,583
                                                                                      ===========

See accompanying notes.

FBL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1998
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     FBL Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry.

     The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

     The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the Fund with additional securities, so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the Fund might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Directors) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before the Fund may enter into the repurchase agreement.

     The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income on interest bearing investments is recognized on an accrual basis.

     All of the Fund's net investment income and any realized gains and losses (none through January 31, 1998) on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. FEDERAL INCOME TAXES

     No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the Fund and the investment of its assets. Pursuant to

FBL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED) these agreements, fees paid to FBL Investment are determined as follows: (1) investment advisory and management fees, which are based on the Fund's average daily net assets, currently at an annual rate of 0.25% (0.50% prior to December 1,1996); (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $9.00 and miscellaneous activity fees; and (3) accounting fees, which are based on the Fund's average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

     FBL Investment has agreed to reimburse the Fund annually for its total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

     Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of FBL Investment, and other affiliated entities. At January 31, 1998, FBL Financial Group, Inc. and its affiliated companies owned 2,570,504 shares in the Fund.

4. CAPITAL SHARE TRANSACTIONS

     Net assets as of January 31, 1998, consisted of:

Capital Stock (500,000,000 shares of $.001 par value
  Capital Stock authorized)...........................  $    23,239
Additional paid-in capital............................   23,215,344
                                                        -----------
Net Assets............................................  $23,238,583
                                                        ===========

     Transactions in Capital Stock were as follows:

                                           SIX MONTHS ENDED               YEAR ENDED
                                           JANUARY 31, 1998              JULY 31, 1997
                                      --------------------------   -------------------------
                                        SHARES         AMOUNT        SHARES        AMOUNT
                                      -----------   ------------   -----------   -----------
Shares sold.........................   40,689,678   $ 40,689,678    80,558,632   $80,558,632
Shares issued in reinvestment of
  dividends and distributions.......      445,002        445,002       939,265       939,265
                                      -----------   ------------   -----------   -----------
                                       41,134,680     41,134,680    81,497,897    81,497,897
Shares redeemed.....................  (40,949,825)   (40,949,825)  (83,018,115)  (83,018,115)
                                      -----------   ------------   -----------   -----------
Net Increase (Decrease).............      184,855   $    184,855    (1,520,218)  $(1,520,218)
                                      ===========   ============   ===========   ===========

FBL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. DIVIDENDS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 1998, were paid as follows:

                       PAYABLE DATE
                       ------------
August 30, 1997............................................  $.0033
September 30, 1997.........................................   .0034
October 31, 1997...........................................   .0036
November 26, 1997..........................................   .0030
December 31, 1997..........................................   .0038
January 31, 1998...........................................   .0043
                                                             ------
Total Dividends Per Share..................................  $.0214
                                                             ======

FBL MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                                          SIX MONTHS
                                             ENDED
                                          JANUARY 31,                    YEAR ENDED JULY 31,
                                             1998        ---------------------------------------------------
                                          (UNAUDITED)     1997       1996       1995       1994       1993
                                          -----------    -------    -------    -------    -------    -------
Net asset value, beginning of
  period..............................      $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
  Income From Investment Operations
    Net investment income.............        0.021        0.040      0.040      0.041      0.020      0.019
                                            -------      -------    -------    -------    -------    -------
  Total from investment operations....        0.021        0.040      0.040      0.041      0.020      0.019
  Less Distributions
    Dividends (from net investment
      income).........................       (0.021)      (0.040)    (0.040)    (0.041)    (0.020)    (0.019)
                                            -------      -------    -------    -------    -------    -------
  Total distributions.................       (0.021)      (0.040)    (0.040)    (0.041)    (0.020)    (0.019)
                                            -------      -------    -------    -------    -------    -------
Net asset value, end of period........      $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                            =======      =======    =======    =======    =======    =======
Total Return:
  Total investment return based on net
    asset value(1)....................         4.35%(2)     3.99%      4.05%      4.17%      1.95%      1.91%
Ratios/Supplemental Data:
  Net assets, end of period (000's
    omitted)..........................      $23,239      $23,054    $24,574    $19,977    $18,927    $22,072
  Ratio of net expenses to average net
    assets............................         1.37%(2)     1.51%      1.50%      1.51%      1.50%      1.50%
  Ratio of net income to average net
    assets............................         4.35%(2)     3.90%      3.92%      4.06%      1.92%      1.89%
Information assuming no voluntary
  reimbursement by FBL Investment of
  excess operating expenses (see Note
  3)
  Per share net investment income.....      $ 0.021      $ 0.040    $ 0.038    $ 0.036    $ 0.019    $ 0.019
  Ratio of expenses to average net
    assets............................         1.37%(2)     1.55%      1.72%      2.01%      1.57%      1.54%
  Amount reimbursed...................      $     0      $10,590    $51,886    $96,398    $ 6,978    $ 5,116

---------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2) Computed on an annualized basis.

See accompanying notes.